BORROWINGS	12 Months Ended
Dec. 31, 2017
BORROWINGS
BORROWINGS

15. BORROWINGS

        The Group's borrowings comprise the following:

	December 31, 2017	December 31, 2016
Notes	108,776	78,186
Bank and other loans	182,937	195,088
Finance lease obligations	11,857	11,046

Total borrowings	303,570	284,320

Less: current portion	(64,474)	(47,207)
Total borrowings, non-current	239,096	237,113

        Notes—The Group's Notes consisted of the following:

	Currency	Interest rate (actual at December 31, 2017)	December 31, 2017	December 31, 2016
MTS International Notes due 2023 (Note 2)	USD	5.00%	26,187	28,218
MTS International Notes due 2020 (Note 2)	USD	8.625%	17,621	18,537
MTS PJSC Notes due 2022	RUB	7.70%	14,947	—
MTS PJSC Notes due 2023	RUB	8.25%	9,997	9,984
MTS PJSC Notes due 2031	RUB	9.40%	9,994	9,986
MTS PJSC Notes due 2022	RUB	9.00%	9,991	—
MTS PJSC Notes due 2021	RUB	8.85%	9,986	—
MTS PJSC Notes due 2018	RUB	7.70%	9,986	—
MTS PJSC Notes due 2020	RUB	9.25%	49	1,448
MTS PJSC Notes due 2017	RUB	8.70%	—	9,995
Other Notes due 2018-2022	RUB	0.25% - 10%	18	18

Total notes			108,776	78,186

Less: current portion			(29,979)	(11,389)
Total notes, non-current			78,797	66,797

        The Group has an unconditional obligation to repurchase certain MTS PJSC Notes at par value if claimed by the noteholders subsequent to the announcement of the sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS PJSC Notes due 2023	March 2018
MTS PJSC Notes due 2031	August 2018
MTS PJSC Notes due 2020	November 2018

        The Group discloses these notes as maturing in 2018 (MTS PJSC Notes due 2023; MTS PJSC Notes due 2031; MTS PJSC Notes due 2020) in the aggregated maturities schedule as the noteholders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons.

        As of Desember 31, 2017 the Group had no outstanding repurchase transactions. As of December 31, 2016 the Group had the following outstanding repurchase transactions with a due date on January 09, 2017:

	No of Notes	Due amount	Unrealized premium	Total
MTS PJSC Notes due 2018	2,777,440	2,588	—	2,588

				2,588

        The above balances are included in the short-term portion of bank loans and other debt disclosed below.

        Bank and other loans—The Group's loans from banks and financial institutions consisted of the following:

	Maturity	Interest rate (actual at December 31, 2017)	December 31, 2017	December 31, 2016
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2018 - 2020	LIBOR + 1.15% (2.994%)	17,077	25,394
Citibank	2018 - 2024	LIBOR + 0.9% (2.744%)	10,592	12,812
Skandinavska Enskilda Banken AB	2017	LIBOR + 0.23% – 1.8% (2.069% – 3.644%)	—	1,163

			27,669	39,369
EUR-denominated:
Credit Agricole Corporate Bank and BNP Paribas	2017	EURIBOR + 1.65% (1.38%)	—	876
LBBW	2017	EURIBOR +1.52% (1.25%)	—	296

			—	1,172
RUB-denominated:
Sberbank	2018 - 2021	8.45% – 9.85%	149,890	144,813
VTB	2021	7.99%	5,000	—
Gasprombank	2018	9.6% – 10.9%	—	4,000
Notes in REPO	2018	Various	—	2,588
Citibank	2018	9.9% – 9.95%	—	2,400
Other	2018 - 2025	Various	247	533

			155,137	154,334
Other currencies:
Various financial institutions	2018 - 2020	Various	131	213

			131	213
Total bank and other loans			182,937	195,088
Less: current portion			(33,694)	(35,188)

Total bank and other loans, non-current			149,243	159,900

        Compliance with covenants—Bank loans and notes of the Group are subject to certain covenants limiting the Group's ability to incur debt, carry on transactions with related parties, create liens on properties, dispose assets, including GSM and 3G licenses for several license areas, issue guaranties, grant loans to employees and entities, delist notes, delay coupon payments, merge or consolidate MTS PJSC with another entity or be a subject to a court decision to pay over USD 75 million (RUB 4,320 million as of the reporting date, which remains unsatisfied for more than 60 days) or be a subject to a court decision to pay over USD 250 million (RUB 14,400 million as of the reporting date, which remains unsatisfied for more than 180 days) without being appealed, discharged or waived.

        The Group is required to comply with certain financial ratios and maintain ownership in certain subsidiaries.

        The noteholders of MTS International Notes due 2020 and MTS International Notes due 2023 have the right to require the Group to redeem the notes at 101% of their principal amount and related interest, if the Group experiences a change in control.

        If the Group fails to meet these covenants, after certain notice and cure periods, the debtholders are entitled to accelerate the repayment of the debt.

        The Group was in compliance with all existing notes and bank loans covenants as of December 31, 2017.

        Available credit facilities—As of December 31, 2017, the Group's total available unused credit facilities amounted to RUB 36,000 million and related to the following credit lines:

	Currency	Maturity	Interest rate	Available till	Available amount
Sberbank	RUB	2021	To be agreed	April 2021	20,000
VTB	RUB	2021	7.99%	January 2021	10,000
Absolut Bank	RUB	2019	CBR[1] auction rate + 1.25% – 1.8%	December 2019	3,000
SPB Bank	RUB	2020	To be agreed	March 2020	3,000

Total					36,000

(1)	CBR—Central Bank of Russia

        In addition, the Group has a credit facility made available by Citibank at MosPrime + 1.50% interest rate with the available amount set up on request and to be repaid within 182 days.

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans (gross of debt issuance costs) outstanding for the five years ending December 31, 2022 and thereafter:

	As of December 31, 2017
	Notes	Bank loans and other debt
Payments due in the year ending December 31, 2018	30,054	34,005
2019	—	74,229
2020	17,677	51,240
2021	10,012	19,920
2022	25,000	1,753
Thereafter	26,257	2,640

Total	109,000	183,787

Less: unamortized debt issuance costs	(224)	(850)
Total debt	108,776	182,937

        Early repayment of Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG (Tranche B) debt—On March 1, 2018 the Group fully repaid its outstanding loans of Tranche B in whole amount of USD 224.7 million (RUB 12,668 million), in addition to the amount of interest accrued.

        Finance lease obligations—The following table presents a summary of net book value of leased property, plant and equipment:

	December 31, 2017	December 31, 2016
Network and base station equipment	8,098	6,906
Office equipment, vehicles and other	63	66

Leased assets, net	8,161	6,972

        Additions under finance lease agreements for the years ended December 31, 2017, 2016 and 2015 amounted to RUB 3,339 million, RUB 1,117 million and RUB 1,735 million respectively. Depreciation of the assets under finance leases for the years ended December 31, 2017, 2016 and 2015 amounted to RUB 702 million, RUB 603 million and RUB 554 million, respectively, and was included in depreciation and amortization expense in the accompanying consolidated statement of profit or loss.

        Interest expense accrued on finance lease obligations for the year ended December 31, 2017, 2016 and 2015 amounted to RUB 954 million, RUB 855 million and RUB 756 million, respectively, and was included in finance costs in the accompanying consolidated statement of profit or loss.

        The following tables present future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Minimum lease payments, including:
Current portion (less than 1 year)	1,763	1,432
More than 1 to 5 years	6,837	6,079
Over 5 years	12,845	11,061

Total minimum lease payments	21,445	18,572

Less amount representing interest	(9,588)	(7,526)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	801	630
More than 1 to 5 years	3,138	3,055
Over 5 years	7,918	7,361
Total present value of net minimum lease payments	11,857	11,046

Less current portion of lease obligations	(801)	(630)
Non-current portion of lease obligations	11,056	10,416

        Leased assets include transponders which are installed on a satellite and used for provision of satellite television services, network equipment and automobiles. The lease term of the transponders is twelve years. The lease term of network equipment is fifteen years. The average lease term of the automobiles is three years. The Group has an obligation to purchase these automobiles under the respective finance lease agreements at the end of the lease term.